Fair Value Measurements - Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Assets
Securities available for sale, at fair value	$ 4,783,579,000	$ 4,590,062,000
Mortgage loans held for sale	107,734,000	134,916,000
Mortgage loans held for investment, at fair value option	3,143,000	14,953,000
Derivative instruments	24,174,000	29,056,000
Liabilities
Derivative instruments	21,288,000	16,191,000
Fair value assets transferred from Level 1 to Level 2	0
Level 1
Assets
Securities available for sale, at fair value	0	0
Mortgage loans held for investment, at fair value option	0	0
Level 2
Assets
Securities available for sale, at fair value	4,783,579,000	4,590,062,000
Mortgage loans held for investment, at fair value option	0	0
Level 3
Assets
Securities available for sale, at fair value	0	0
Mortgage loans held for investment, at fair value option	3,143,000	14,953,000
Recurring
Assets
Securities available for sale, at fair value	4,783,579,000	4,590,062,000
Mortgage loans held for sale	107,734,000	134,916,000
Mortgage loans held for investment, at fair value option	3,143,000	14,953,000
Derivative instruments	27,048,000	31,265,000
Total, Assets	4,921,504,000	4,771,196,000
Liabilities
Derivative instruments	22,124,000	25,154,000
Total	22,124,000	25,154,000
Recurring | Level 1
Assets
Securities available for sale, at fair value	0	0
Mortgage loans held for sale	0	0
Mortgage loans held for investment, at fair value option	0	0
Derivative instruments	0	0
Total, Assets	0	0
Liabilities
Derivative instruments	0	0
Total	0	0
Recurring | Level 2
Assets
Securities available for sale, at fair value	4,783,579,000	4,590,062,000
Mortgage loans held for sale	107,734,000	134,916,000
Mortgage loans held for investment, at fair value option	0	0
Derivative instruments	27,048,000	31,265,000
Total, Assets	4,918,361,000	4,756,243,000
Liabilities
Derivative instruments	22,124,000	25,154,000
Total	22,124,000	25,154,000
Recurring | Level 3
Assets
Securities available for sale, at fair value	0	0
Mortgage loans held for sale	0	0
Mortgage loans held for investment, at fair value option	3,143,000	14,953,000
Derivative instruments	0	0
Total, Assets	3,143,000	14,953,000
Liabilities
Derivative instruments	0	0
Total	$ 0	$ 0